Shareholders' equity, net - Profit (loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Shareholders' equity, net [Line Items]
Loss for the year (numerator)	$ (135,718,000)	$ (12,208,000)	$ (13,445,000)
Loss for the year (numerator)	$ (155,748,000)	$ (17,945,000)	$ 154,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Loss per basic share and diluted	$ (0.53)	$ (0.05)	$ (0.05)
Loss per basic share and diluted	$ (0.56)	$ (0.01)	$ (0.02)
Continuing operations
Disclosure of Shareholders' equity, net [Line Items]
Loss for the year (numerator)	$ (141,135,000,000)	$ (1,694,000,000)	$ (1,637,000,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Loss per basic share and diluted	$ (0.56)	$ (0.01)	$ (0.02)